Exhibit 99.2 Schedule 3

Client Name:
Client Project Name:	PRPM 2023-NQM3
Start - End Dates:	3/22/2022 - 11/1/2022
Deal Loan Count:	5

Loan Level Tape Compare Upload

Loans in Report	5
Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
113261	XXXXXX	Total Monthly Income	3673.00	0.00
113203	XXXXXX	Original Appraised Value	XXXXXX	XXXXXX
113249	XXXXXX	Credit Report Date	XXXXXX	XXXXXX
113249	XXXXXX	Disbursement Date	XXXXXX	XXXXXX
113249	XXXXXX	Original P&I	1880.57	1880.58
113249	XXXXXX	Total Cash Out	XXXXXX	XXXXXX
113154	XXXXXX	Cash Reserves	100499.22	55986.23
113154	XXXXXX	Credit Report Date	XXXXXX	XXXXXX
113154	XXXXXX	Disbursement Date	XXXXXX	XXXXXX
113154	XXXXXX	Months Reserves	58.00	51.07
113154	XXXXXX	Total Cash Out	XXXXXX	XXXXXX

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